Intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Intangible assets	$ 5,145,932	$ 5,145,932	$ 5,355,687
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	958,884	14,225,775	14,225,775
Impairment			(15,631,874)
Ending balance	1,168,639		958,884
Additions			2,364,983
Amortization			209,755
Prismic [Member]
Statement [Line Items]
Amortization		0
Intangible assets		0	0
Prismic [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	0	13,457,622	13,457,622
Impairment			(15,361,970)
Ending balance			0
Amortization			1,904,348
Innovet [Member]
Statement [Line Items]
Amortization		0
Intangible assets		0	0
Innovet [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	0	229,933	229,933
Impairment			(269,904)
Ending balance			0
Additions			39,971
Lucid [Member]
Statement [Line Items]
Amortization		209,755
Intangible assets		1,168,639	5,355,687
Lucid [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	958,884	538,220	538,220
Ending balance			958,884
Amortization			420,664
Cost [Member]
Statement [Line Items]
Begining balance	6,314,571	26,266,064	26,266,064
Impairment			(19,951,493)
Ending balance			6,314,571
Cost [Member] | Prismic [Member]
Statement [Line Items]
Begining balance	0	19,201,493	19,201,493
Impairment			(19,201,493)
Ending balance			0
Cost [Member] | Lucid [Member]
Statement [Line Items]
Begining balance	6,314,571	6,314,571	6,314,571
Ending balance			6,314,571
Costs [Member] | Innovet [Member]
Statement [Line Items]
Begining balance	$ 0	$ 750,000	750,000
Impairment			(750,000)
Ending balance			$ 0